EQUITY INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity
A summary of the stock option activity under the Hyperfine Plan is presented in the table below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2021	1,903,479	$0.87	7.07	$2,073
Granted	6,771,237	3.37
Exercised	(565,533)	2.65
Forfeited	(587,047)	3.86

Outstanding at December 31, 2021	7,522,136	$3.21	8.79	$30,052

Options exercisable at December 31, 2021	2,332,624	$2.98	7.82	$9,785

Vested and expected to vest at December 31, 2021	7,117,220	$3.20	8.77	$28,445

Assumptions Used to Value Option Grants to Employees and Nonemployees	The assumptions used to value option grants to employees and nonemployees for the years ended December 31, 2021 and 2020 were as follows:

	2021	2020
Risk Free interest rate	0.95% - 1.13%	1.5% - 1.7%
Expected dividend yield	0%	0%
Expected term	5.40 years - 6.17 years	5.8 years - 6.0 years
Expected volatility	70%	60%

Summary of Stock Options Granted
The stock options granted to the Company’s employees and nonemployees for the periods presented were as follows:

	2021	2020
Stock options granted to employee	3,534,844	897,240
Stock options granted to nonemployee	3,236,393	284,816

Total stock options granted	6,771,237	1,182,056

Key Assumptions Used in Valuation for Earn-Out Shares	The key assumptions used in the valuation were as follows:

2021
Stock Price	10.92
Risk Free interest rate	0.96%
Expected dividend yield	0.0%
Term (years)	3
Expected volatility	54.5%

Summary of Stock-Based Compensation Expense
The Company’s stock-based compensation expense for the periods presented was as follows:

	2021	2020
Cost of sales—Device	$12	$—
Cost of sales—Service	12	—
Research and development	1,327	864
General and administrative	5,482	231
Sales and marketing	68	22

Total stock-based compensation expense	$6,901	$1,117